INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

11.   INFORMATION ABOUT COMPONENTS OF EQUITY

Capital issued

As of June 30, 2025, we had, (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 63,228,239 ordinary shares issued and outstanding, (iii) 1,000,000 preference shares ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding, (v) 3,402,744 ordinary shares reserved for our equity compensation plans. Of the total issued shares, we have repurchased 2,402,692 shares of our own.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

Convertible notes

Convertibles notes were classified as compound instruments, a non-derivative financial instrument that contains both a liability and an equity component. The equity consideration was included in the “Convertible instruments” column. See Note 7.13.

Non-controlling interests

The subsidiaries whose non-controlling interest is significant as of June 30, 2025 and 2024 is:

Name	06/30/2025	06/30/2024
Rizobacter Argentina S.A.	20%	20%
Insumos Agroquimicos S.A.	38.68%	38.68%

Below is a detail of the summarized financial information of Rizobacter and Insuagro, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Rizobacter

Summary financial statements:

	06/30/2025	06/30/2024
Current assets	198,279,028	345,561,483
Non-current assets	197,805,099	98,157,355
Total assets	396,084,127	443,718,838

Current liabilities	182,516,237	258,332,709
Non-current liabilities	121,291,077	69,831,217
Total liabilities	303,807,314	328,163,926

Equity attributable to controlling interest	92,276,497	115,554,674
Equity attributable to non-controlling interest	316	238
Total equity	92,276,813	115,554,912

Total liabilities and equity	396,084,127	443,718,838

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023
Revenues	197,827,605	303,870,411	288,880,411
Initial recognition and changes in the fair value of biological assets at the point of harvest	26,388	(2,468,693)	(3,199,885)
Cost of sales	(123,358,412)	(194,869,433)	(178,970,954)
Gross margin	74,495,581	106,532,285	106,709,572

Research and development expenses	(3,123,919)	(3,341,318)	(3,851,144)
Selling, general and administrative expenses	(64,711,783)	(65,215,877)	(68,580,834)
Share of profit or loss of joint ventures and associates	(1,807,263)	716,168	222,364
Other income	(759,008)	(947,068)	361,639
Operating profit	4,093,608	37,744,190	34,861,597

Financial results	(14,078,506)	(14,275,961)	(25,356,667)
Profit before taxes	(9,984,898)	23,468,229	9,504,930

Income tax expense	1,145,775	(8,216,712)	(3,064,006)
Result for the year	(8,839,123)	15,251,517	6,440,924

Foreign exchange differences on translation of foreign operations	(517,387)	(1,495,976)	1,075,805
Revaluation of property, plant and equipment, net of tax	—	—	(1,435,739)
Total comprehensive result	(9,356,510)	13,755,541	6,080,990

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2025, 2024 and 2023.

Insuagro

Summary financial statements:

	06/30/2025	06/30/2024
Current assets	44,995,363	48,088,212
Non-current assets	4,982,874	5,253,148
Total assets	49,978,237	53,341,360

Current liabilities	43,934,269	45,049,873
Non-current liabilities	98,071	293,858
Total liabilities	44,032,340	45,343,731

Total equity	5,945,897	7,997,629

Total liabilities and equity	49,978,237	53,341,360

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023
Revenues	40,926,498	57,959,538	55,710,643
Cost of sales	(31,554,081)	(44,575,216)	(42,765,656)
Gross margin	9,372,417	13,384,322	12,944,987

Selling, general and administrative expenses	(9,517,827)	(9,360,140)	(7,931,425)
Other income or expenses, net	16,314	(9,723)	9,833
Operating profit	(129,096)	4,014,459	5,023,395

Financial results	(3,055,433)	(3,223,411)	(2,403,656)
Profit/(loss) before tax	(3,184,529)	791,048	2,619,739
Income tax	1,319,072	(85,586)	(1,053,372)
Profit/(loss) for the year	(1,865,457)	705,462	1,566,367

Exchange differences on translation of foreign operations	—	—	—
Revaluation of property, plant and equipment, net of tax	—	—	(31,610)
Total comprehensive result	(1,865,457)	705,462	1,534,757